UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Back Bay Financial Group, Inc.
Address: 535 Boylston Street, Suite 300
         Boston, MA  02116

13F File Number:  028-13127

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Siefert
Title:     President
Phone:     617-247-0518

Signature, Place, and Date of Signing:

      /s/  Robert Siefert     Boston, MA     January 20, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $68,603 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AUTOMATIC DATA PROCESSING IN   COM              053015103      308     7828 SH       SOLE                     7828        0        0
COLGATE PALMOLIVE CO           COM              194162103      212     3090 SH       SOLE                     3090        0        0
CRA INTL INC                   COM              12618T105      988    36700 SH       SOLE                    36700        0        0
EXXON MOBIL CORP               COM              30231G102      285     3574 SH       SOLE                     3574        0        0
IDENIX PHARMACEUTICALS INC     COM              45166R204       87    15000 SH       SOLE                    15000        0        0
ISHARES TR                     BARCLYS 3-7 YR   464288661      214     1850 SH       SOLE                     1850        0        0
ISHARES TR                     BARCLYS TIPS BD  464287176     1488    14997 SH       SOLE                    14997        0        0
ISHARES TR                     S&P 500 INDEX    464287200     4833    53517 SH       SOLE                    53517        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     2331    93339 SH       SOLE                    93339        0        0
ISHARES TR                     S&P MIDCAP 400   464287507    11536   216323 SH       SOLE                   216323        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     7188   145162 SH       SOLE                   145162        0        0
ISHARES TR                     S&P SMLCAP 600   464287804      278     6330 SH       SOLE                     6330        0        0
ISHARES TR                     MSCI SMALL CAP   464288273     1295    50351 SH       SOLE                    50351        0        0
MIDCAP SPDR TR                 UNIT SER 1       595635103     7286    74986 SH       SOLE                    74986        0        0
SPDR INDEX SHS FDS             EMERG MKTS ETF   78463X509      413    11015 SH       SOLE                    11015        0        0
SPDR SERIES TRUST              SHRT TERM MUNI   78464A425     3581   152245 SH       SOLE                   152245        0        0
SPDR SERIES TRUST              DJ WLSH REIT ETF 78464A607     2090    51560 SH       SOLE                    51560        0        0
SPDR TR                        UNIT SER 1       78462F103     1833    20307 SH       SOLE                    20307        0        0
UNITED PARCEL SERVICE INC      CL B             911312106      587    10641 SH       SOLE                    10641        0        0
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     9029   112090 SH       SOLE                   112090        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744     2289    55615 SH       SOLE                    55615        0        0
VANGUARD INDEX FDS             MCAP VL IDXVIP   922908512      201     6155 SH       SOLE                     6155        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611     3482    82045 SH       SOLE                    82045        0        0
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     1390    58985 SH       SOLE                    58985        0        0
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844     5379   134013 SH       SOLE                   134013        0        0